Supplemental Disclosure of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash interest on acquisition consideration payable	$ 743	[1]
Cash paid for interest	388		833	3,642
Cash paid for income taxes	$ 22,723		$ 14,634	$ 12,977

[1]	recorded within interest expense